PURCHASE ADVANCES, NET (Details 1)	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Less: write-off	¥ (16,570,893)	$ (2,445,015)	¥ 0
Third Party [Member]
Beginning balance	16,591,247	2,448,018	4,222,492
Charge to expense	381,436	56,280	12,368,755
Ending balance	¥ 401,790	$ 59,283	¥ 16,591,247